Subsidiaries and jurisdictions	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Subsidiaries and jurisdictions [Text Block]
17.	Subsidiaries and jurisdictions:

The consolidated financial statements of the Company for the years ended December 31, 2017, 2016 and 2015 comprise the Company and the following subsidiaries:

	Country of		% Equity
	Incorporation	Assets Held	Interest
Chelsea Oil Australia Pty.	Australia	PL 18, PL 40, PL 280	100%
Cooper-Eromanga Oil Inc.	US	ATP 582	100%
Cooper Basin Oil and Gas Inc.	US	-	20%